Stock Warrants	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Stock Warrants
Note 12. Stock Warrants
Legacy Markforged Common Stock Warrants
As part of a loan agreement entered into with a lending institution during 2015, Legacy Markforged issued warrants to the lender granting the right to purchase 180,928 shares of the Legacy Markforged common stock at an exercise price of $0.06 per share. The loan agreement was terminated prior to January 1, 2018. The warrants were due to expire on February 17, 2025.
The warrants were classified as a derivative liability within other liabilities prior to exercise in the consolidated balance sheets and subsequent adjustments to fair value are shown in other expense in the consolidated statements of operations and comprehensive income (loss).
In June 2021, the lender exercised the warrant on a cashless basis and Legacy Markforged issued 179,572 shares of common stock. The fair value is measured at each reporting date using the Black-Scholes model using the following inputs. The inputs below correspond to June 10, 2021, the date of exercise:

	June 10, 2021	December 31, 2020
Expected (remaining) option term (in years)	3.69	4.13
Expected volatility%	65.0%	55.4%
Risk-free interest rate%	0.45%	0.36%
Expected dividend yield%	—%	—%
Fair value of common stock (per share)	$9.51	$2.93
Prior to the Merger, management considered contemporaneous third-party valuations in its determination of the fair value of common stock. The fair value of common stock increased significantly in large part due to the change in the probability of special purpose acquisition company (SPAC) exit. For the June 10, 2021 valuation, the Company assigned a 95% probability of a SPAC exit and a 5% probability of staying a private company.
Preferred Stock Warrants
As part of a development agreement executed with a customer in 2019, Legacy Markforged agreed to issue warrants to the customer to purchase Series D convertible preferred stock that would vest upon the achievement of certain payment milestones. The warrants granted the customer the right to purchase up to 280,528 shares of the Company’s Series D convertible preferred stock at an exercise price of $0.0001 per share. As the customer remitted payment for goods purchased from the company under the development agreement, a pro-rata
share of warrants vested. The warrants were set to expire on September 24, 2029, but were completely vested and exercised as of the Closing.
The Company accounted for the warrants issued to the customer as consideration payable to the customer and a reduction of revenue with a corresponding adjustment to convertible preferred stock. The Company accounted for the warrants that vested as a reduction to deferred revenue and a corresponding adjustment to convertible preferred stock. The value of the warrants was measured based on the grant date fair value. The grant date was considered to have occurred at the execution date of the development agreement.
In accordance with the development agreement, 110,212 and 140,260 warrants vested during the years ended December 31, 2021 and 2020, respectively. As a result, the Company recorded $0.6 million and $0.7 million related to the warrants in the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, there were no outstanding but unvested warrants remaining under the terms of the development agreement.
Private Placement Warrants and Public Warrants
The Private Placement Warrants were initially recognized as a liability on July 14, 2021 at a fair value of $5.7 million. The Private Placement Warrants were remeasured to a fair value of $2.6 million as of December 31, 2021. The Company recorded a loss of $3.1 million for the year ended December 31, 2021, which is included in change in fair value of warrant liabilities on the consolidated statements of operations and comprehensive income (loss).
The Private Placement Warrants were valued using the following assumptions under the Binomial Lattice Model:

	December 31, 2021	July 14, 2021
Market price of public stock	$5.37	$8.56
Exercise price	$11.50	$11.50
Expected term (years)	4.53	5.01
Volatility	56.0%	39.1%
Risk-free interest rate	1.19%	0.85%
Dividend rate	0.0%	0.0%
The Public Warrants were recognized in stockholder’s equity at a fair value of $9.7 million on July 14, 2021.